Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	4,839,980	4,839,980	2,529,718	4,387,057	2,298,117
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 108.08	$ 108.08	$ 113.74	$ 109.47	$ 114.32